Organization and Nature of Operations - Additional Information (Details) - USD ($)		Aug. 25, 2023	Jun. 30, 2023	Dec. 28, 2022	Jun. 30, 2022
Organization and Nature of Operations [Line Items]
Ordinary Stock, Par value			$ 0.0001	$ 0.0001	$ 0.0001
Common stock value	[1]		$ 12,679		$ 12,143
Prime Number Acquisition I Corp. | Subsequent Event
Organization and Nature of Operations [Line Items]
Ordinary Stock, Par value		$ 0.0001
Common stock value		$ 1,350,000,000
Prime Number Acquisition I Corp. | Class A Common Stock | Subsequent Event
Organization and Nature of Operations [Line Items]
Ordinary Stock, Par value		$ 0.0001
Prime Number Acquisition I Corp. | Class B Common Stock | Subsequent Event
Organization and Nature of Operations [Line Items]
Ordinary Stock, Par value		$ 0.0001

[1]	* Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.